1. BACKGROUND (Tables)	6 Months Ended
Jun. 30, 2014
Background Tables
Schedule of financial statement amounts and balances of the VIEs

	June 30,	December 31,
	2014	2013
	(unaudited)

Total assets	$543,667	$407,289
Total liabilities	303,186	212,469

	Six months ended June 30,
	2014	2013
	(unaudited)	(unaudited)

Revenues	$23,910	$16,501
Net loss	(4,604)	(6,674)